Principal Accounting Policies - Sales and marketing expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Sales and marketing expenses
Total advertising and promotion expenses including traffic acquisition expenses	¥ 385.4	$ 55.4	¥ 376.7	¥ 329.7
Total advertising and promotion expenses from advertising-for-advertising barter transactions	¥ 7.3	$ 1.0	¥ 4.3